Related Party Disclosures	6 Months Ended
Mar. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure

The Company has reported a $50,000 convertible debenture and the related interest due thereon in the amount of $27,116 as of March 31, 2012. The interest rate on the remaining balance of $50,000 is 6% per annum.  Currently the debenture is in default and is convertible into 25,270 common shares at the rate of $3.00 per share at the option of the holder.

NOTES PAYABLE - RELATED PARTY

Bernard L. Brodkorb, President of ISAT, has a Loan Agreement with ISAF issued on January 25, 2010 in the amount of $25,008 used to finance a portfolio purchase. The loan accrues interest at the rate of 11% per annum. No interest or principal payments have been paid toward the loan and the balance outstanding at March 31, 2012 is $31,704.

C. J. Newman, Vice President of Doubletree Capital Partners, Inc., has two loan agreements with ISAF issued on June 25, 2010 and August 3, 2010. Both loans are for $25,000 for a total of $50,000. The loans accrue interest at the rate of 11% per annum. No interest or principal payments have been paid toward the loan. The balance outstanding at March 31, 2012 is $60,204.

All of the above loans are distributed on the balance sheet as current liabilities for a total amount of $91,908.

As of April 1, 2011, the Company has suspended the issuance of future dividends on the 1,781,000 convertible 12% Series A Preferred Stock shares that are outstanding.

CONVERTIBLE NOTES PAYABLE - RELATED PARTY

During the quarter ended March 31, 2012, the Company received $59,516 in cash loans and advances from a related party. These advances and loans and a $7,500 management fee payable to Doubletree Capital Partners, Inc., recorded as notes payable – related party for a total of $67,016, are secured by a blanket collateral pledge of all of the Company’s assets and bear interest at the rate of 12% per annum commencing March 31, 2012 and forward until paid in full. The convertible notes payable are due and payable on demand and convertible at the option of the related party into 670,160 common shares at the rate of $.10 per share as of March 31, 2012.

ADDITIONAL PAID IN CAPITAL - RELATED PARTY

During the quarter ended December 31, 2011, the Company received $31,742 in cash and services rendered from a related party that have been treated as contributions made to capital. Doubletree Capital Partners contributed $26,742 in cash while Doubletree Capital Partners, Inc. provided management services valued at $5,000 for which payment was forgone to provide for the capital contribution.